As filed with the Securities and Exchange Commission on August 24, 2000 Registration Nos.
811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 7                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 26                                                       [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                           Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert, Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering____________________________________

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on August 28, 2000 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                   Pacific Value, a variable annuity contract
                    Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

This supplement replaces An Overview of Pacific Value: Fees and Expenses Paid by the Pacific Select Fund: Other Expenses with the following:

                       Other Expenses
                       The table also shows the Fund expenses for each Portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we have contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/   1.10     0.19     1.29          --        1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95          --        0.95
                    Small-Cap Equity      0.65     0.04     0.69          --        0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15          --        1.15
                    Bond and Income       0.60     0.05     0.65          --        0.65
                    Equity                0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69          --        0.69
                    Equity Income         0.65     0.04     0.69          --        0.69
                    Growth LT             0.75     0.03     0.78          --        0.78
                    Mid-Cap Value         0.85     0.07     0.92          --        0.92
                    Equity Index/3/       0.25     0.04     0.29          --        0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94          --        0.94
                    Government Securities 0.60     0.05     0.65          --        0.65
                    Managed Bond/1/       0.60     0.05     0.65          --        0.65
                    Money Market/1/       0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/    0.60     0.05     0.65          --        0.65
                    Large-Cap Value       0.85     0.08     0.93          --        0.93
                    -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume an annual return of 5%.

                       without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
                       (PDBR) and the Guaranteed Income Advantage Rider (GIA).

                       with SDBR reflects the expenses you would pay if you bought the Stepped-Up Death Benefit Rider, but not the GIA Rider or PDBR.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the GIA Rider or SDBR.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

                       with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       with PDBR and GIA Rider reflects the expenses you would pay if you bought the Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ------------------------------------------------------------
                                                                                        Expenses if you did
                                                                                        not annuitize or
                                            Expenses if you       Expenses if you       surrender, but left
                                            annuitized            surrendered           the money in your
                                            your Contract ($)     your Contract ($)     Contract ($)
                   ------------------------------------------------------------------------------------------
                   Variable Account         1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr
                   ------------------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider         86    70  120  257   86    165  165  257   23     70  120  257
                   with SDBR                 88    76  130  277   88    139  175  277   25     76  130  277
                   with PDBR                 89    80  137  292   89    143  182  292   26     80  137  292
                   with GIA Rider            89    79  135  287   89    142  180  287   26     79  135  287
                   with SDBR and GIA Rider   91    85  145  307   91    148  190  307   28     85  145  307
                   with PDBR and GIA Rider   92    90  152  321   92    153  197  321   29     90  152  321
                   ------------------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider         90    83  142  301   90    146  187  301   27     83  142  301
                   with SDBR                 92    89  152  320   92    152  197  320   29     89  152  320
                   with PDBR                 94    94  159  334   94    157  204  334   31     94  159  334
                   with GIA Rider            93    92  157  330   93    155  202  330   30     92  157  330
                   with SDBR and GIA Rider   95    98  166  348   95    161  211  348   32     98  166  348
                   with PDBR and GIA Rider   97   102  174  362   97    165  219  362   34    102  174  362
                   ------------------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider         87    73  125  268   87    136  170  268   24     73  125  268
                   with SDBR                 89    79  135  288   89    142  180  288   26     79  135  288
                   with PDBR                 90    84  143  303   90    147  188  303   27     84  143  303
                   with GIA Rider            90    82  141  298   90    145  186  298   27     82  141  298
                   with SDBR and GIA Rider   92    88  150  317   92    151  195  317   29     88  150  317
                   with PDBR and GIA Rider   93    93  158  332   93    156  203  332   30     93  158  332
                   ------------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider         83    63  108  232   83    126  153  232   20     63  108  232
                   with SDBR                 85    69  118  253   85    132  163  253   22     69  118  253
                   with PDBR                 87    73  125  268   87    136  170  268   24     73  125  268
                   with GIA Rider            86    72  123  263   86    135  168  263   23     72  123  263
                   with SDBR and GIA Rider   88    78  133  283   88    141  178  283   25     78  133  283
                   with PDBR and GIA Rider   90    82  141  298   90    145  186  298   27     82  141  298
                   ------------------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider         89    79  135  288   89    142  180  288   26     79  135  288
                   with SDBR                 91    85  145  307   91    148  190  307   28     85  145  307
                   with PDBR                 92    90  153  322   92    153  198  322   29     90  153  322
                   with GIA Rider            92    88  150  317   92    151  195  317   29     88  150  317
                   with SDBR and GIA Rider   94    94  160  336   94    157  205  336   31     94  160  336
                   with PDBR and GIA Rider   95    99  167  350   95    162  212  350   32     99  167  350
                   ------------------------------------------------------------------------------------------

                   -----------------------------------------------------------------------------------------
                                                                                        Expenses if you did
                                                                                        not annuitize or
                                            Expenses if you       Expenses if you       surrender, but left
                                            annuitized            surrendered           the money in your
                                            your Contract ($)     your Contract ($)     Contract ($)
                   ------------------------------------------------------------------------------------------
                   Variable Account         1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr
                   ------------------------------------------------------------------------------------------
                   Bond and Income
                   without any Rider         84    66  113  243    84   129  158  243   21     66  113  243
                   with SDBR                 86    72  123  263    86   135  168  263   23     72  123  263
                   with PDBR                 88    76  130  278    88   139  175  278   25     76  130  278
                   with GIA Rider            87    75  128  273    87   138  173  273   24     75  128  273
                   with SDBR and GIA Rider   89    81  138  293    89   144  183  293   26     81  138  293
                   with PDBR and GIA Rider   91    85  145  308    91   148  190  308   28     85  145  308
                   ------------------------------------------------------------------------------------------
                   Equity
                   without any Rider         84    65  112  241    84   128  157  241   21     65  112  241
                   with SDBR                 86    71  122  261    86   134  167  261   23     71  122  261
                   with PDBR                 88    76  129  276    88   139  174  276   25     76  129  276
                   with GIA Rider            87    74  127  271    87   137  172  271   24     74  127  271
                   with SDBR and GIA Rider   89    80  137  291    89   143  182  291   26     80  137  291
                   with PDBR and GIA Rider   91    85  145  306    91   148  190  306   28     85  145  306
                   ------------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider         93    93  157  331    93   156  202  331   30     93  157  331
                   with SDBR                 95    99  167  350    95   162  212  350   32     99  167  350
                   with PDBR                 97   103  174  363    97   166  219  363   34    103  174  363
                   with GIA Rider            96   102  172  359    96   165  217  359   33    102  172  359
                   with SDBR and GIA Rider   98   107  182  377    98   170  227  377   35    107  182  377
                   with PDBR and GIA Rider  100   112  189  390   100   175  234  390   37    112  189  390
                   ------------------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider         84    65  112  242    84   128  157  242   21     65  112  242
                   with SDBR                 86    71  122  262    86   134  167  262   23     71  122  262
                   with PDBR                 88    76  130  277    88   139  175  277   25     76  130  277
                   with GIA Rider            87    75  128  272    87   138  173  272   24     75  128  272
                   with SDBR and GIA Rider   89    81  138  292    89   144  183  292   26     81  138  292
                   with PDBR and GIA Rider   91    85  145  307    91   148  190  307   28     85  145  307
                   ------------------------------------------------------------------------------------------
                   Equity Income
                   without any Rider         84    65  112  242    84   128  157  242   21     65  112  242
                   with SDBR                 86    71  122  262    86   134  167  262   23     71  122  262
                   with PDBR                 88    76  130  277    88   139  175  277   25     76  130  277
                   with GIA Rider            87    75  128  272    87   138  173  272   24     75  128  272
                   with SDBR and GIA Rider   89    81  138  292    89   144  183  292   26     81  138  292
                   with PDBR and GIA Rider   91    85  145  307    91   148  190  307   28     85  145  307
                   ------------------------------------------------------------------------------------------
                   Growth LT
                   without any Rider         85    68  117  251    85   131  162  251   22     68  117  251
                   with SDBR                 87    74  127  271    87   137  172  271   24     74  127  271
                   with PDBR                 89    79  134  286    89   142  179  286   26     79  134  286
                   with GIA Rider            88    77  132  281    88   140  177  281   25     77  132  281
                   with SDBR and GIA Rider   90    83  142  301    90   146  187  301   27     83  142  301
                   with PDBR and GIA Rider   92    88  149  315    92   151  194  315   29     88  149  315
                   ------------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider         86    72  124  265    86   135  169  265   23     72  124  265
                   with SDBR                 88    78  134  285    88   141  179  285   25     78  134  285
                   with PDBR                 90    83  141  300    90   146  186  300   27     83  141  300
                   with GIA Rider            90    81  139  295    90   144  184  295   27     81  139  295
                   with SDBR and GIA Rider   92    87  149  315    92   150  194  315   29     87  149  315
                   with PDBR and GIA Rider   93    92  156  329    93   155  201  329   30     92  156  329
                   ------------------------------------------------------------------------------------------
                   Equity Index
                   without any Rider         80    53   91  198    80   116  136  198   17     53   91  198
                   with SDBR                 82    59  102  220    82   122  147  220   19     59  102  220
                   with PDBR                 84    64  109  235    84   127  154  235   21     64  109  235
                   with GIA Rider            83    62  107  231    83   125  152  231   20     62  107  231
                   with SDBR and GIA Rider   85    68  117  251    85   131  162  251   22     68  117  251
                   with PDBR and GIA Rider   87    73  125  266    87   136  170  266   24     73  125  266
                   ------------------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider         83    63  108  232    83   126  153  232   20     63  108  232
                   with SDBR                 85    69  118  253    85   132  163  253   22     69  118  253
                   with PDBR                 87    73  125  268    87   136  170  268   24     73  125  268
                   with GIA Rider            86    72  123  263    86   135  168  263   23     72  123  263
                   with SDBR and GIA Rider   88    78  133  283    88   141  178  283   25     78  133  283
                   with PDBR and GIA Rider   90    82  141  298    90   145  186  298   27     82  141  298
                   ------------------------------------------------------------------------------------------
                   REIT
                   without any Rider         89    81  138  293    89   144  183  293   26     81  138  293
                   with SDBR                 91    87  148  312    91   150  193  312   28     87  148  312
                   with PDBR                 93    91  155  326    93   154  200  326   30     91  155  326
                   with GIA Rider            92    90  153  322    92   153  198  322   29     90  153  322
                   with SDBR and GIA Rider   94    96  163  341    94   159  208  341   31     96  163  341
                   with PDBR and GIA Rider   96   100  170  355    96   163  215  355   33    100  170  355
                   ------------------------------------------------------------------------------------------

                   ------------------------------------------------------------------------------------------
                                                                                        Expenses if you did
                                                                                        not annuitize or
                                            Expenses if you       Expenses if you       surrender, but left
                                            annuitized            surrendered           the money in your
                                            your Contract ($)     your Contract ($)     Contract ($)
                   ------------------------------------------------------------------------------------------
                   Variable Account         1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr 1 yr  3 yr 5 yr 10 yr
                   ------------------------------------------------------------------------------------------
                   International Value
                   without any Rider        87     73  125  267   87    136  170  267   24     73  125  267
                   with SDBR                89     79  135  287   89    142  180  287   26     79  135  287
                   with PDBR                90     83  142  302   90    146  187  302   27     83  142  302
                   with GIA Rider           90     82  140  297   90    145  185  297   27     82  140  297
                   with SDBR and GIA Rider  92     88  150  316   92    151  195  316   29     88  150  316
                   with PDBR and GIA Rider  93     92  157  331   93    155  202  331   30     92  157  331
                   ------------------------------------------------------------------------------------------
                   Government Securities
                   without any Rider        84     64  110  237   84    127  155  237   21     64  110  237
                   with SDBR                86     70  120  258   86    133  165  258   23     70  120  258
                   with PDBR                87     75  128  273   87    138  173  273   24     75  128  273
                   with GIA Rider           87     73  126  268   87    136  171  268   24     73  126  268
                   with SDBR and GIA Rider  89     79  136  288   89    142  181  288   26     79  136  288
                   with PDBR and GIA Rider  90     84  143  303   90    147  188  303   27     84  143  303
                   ------------------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider        84     64  110  236   84    127  155  236   21     64  110  236
                   with SDBR                86     70  120  257   86    133  165  257   23     70  120  257
                   with PDBR                87     74  127  272   87    137  172  272   24     74  127  272
                   with GIA Rider           87     73  125  267   87    136  170  267   24     73  125  267
                   with SDBR and GIA Rider  89     79  135  287   89    142  180  287   26     79  135  287
                   with PDBR and GIA Rider  90     84  143  302   90    147  188  302   27     84  143  302
                   ------------------------------------------------------------------------------------------
                   Money Market
                   without any Rider        81     56   96  209   81    119  141  209   18     56   96  209
                   with SDBR                83     62  107  230   83    125  152  230   20     62  107  230
                   with PDBR                85     67  114  246   85    130  159  246   22     67  114  246
                   with GIA Rider           84     65  112  241   84    128  157  241   21     65  112  241
                   with SDBR and GIA Rider  86     71  122  261   86    134  167  261   23     71  122  261
                   with PDBR and GIA Rider  88     76  130  276   88    139  175  276   25     76  130  276
                   ------------------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider        84     64  110  236   84    127  155  236   21     64  110  236
                   with SDBR                86     70  120  257   86    133  165  257   23     70  120  257
                   with PDBR                87     74  127  272   87    137  172  272   24     74  127  272
                   with GIA Rider           87     73  125  267   87    136  170  267   24     73  125  267
                   with SDBR and GIA Rider  89     79  135  287   89    142  180  287   26     79  135  287
                   with PDBR and GIA Rider  90     84  143  302   90    147  188  302   27     84  143  302
                   ------------------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider        86     70  120  257   86    133  165  257   23     70  120  257
                   with SDBR                88     76  130  277   88    139  175  277   25     76  130  277
                   with PDBR                89     80  137  292   89    143  182  292   26     80  137  292
                   with GIA Rider           89     79  135  287   89    142  180  287   26     79  135  287
                   with SDBR and GIA Rider  91     85  145  307   91    148  190  307   28     85  145  307
                   with PDBR and GIA Rider  92     90  152  321   92    153  197  321   29     90  152  321
                   ------------------------------------------------------------------------------------------

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999, included in Part B include the following for Pacific Life:

                           Independent Auditors' Report
                           Consolidated Statements of Financial Condition Consolidated Statements of Operations
                           Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                 2.   Not applicable

                 3.   (a)  Distribution Agreement between Pacific Mutual Life
                           and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network)/1/

                      (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                 4.   (a)  Form of Individual Flexible Premium Deferred
                           Variable Annuity Contract (Form PV9808)/1/

                      (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/

                      (c)  403(b) Tax-Sheltered Annuity Rider (Form
                           R-403B-9553)/1/

                      (d)  Section 457 Plan Rider (Form R95-457)/1/

                      (e)  IRA Rider (Form R-IRA 198)/1/

                      (f)  Roth IRA Rider (Form R-RIRA 198)/1/

                      (g)  Simple IRA Rider (Form R-SIRA 198)/1/

                      (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                      (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                      (j)  Guaranteed Income Advantage Rider
                           (Form 23-111499)/3/

                 5.   (a)  Application Form for Individual Flexible Premium
                           Deferred Variable Annuity Contract (Form 25-12500)/4/

                      (b)  Variable Annuity PAC APP/1/

                      (c)  Application/Confirmation Form/4/

                 6.   (a)  Pacific Life's Articles of Incorporation/1/

                      (b)  By-laws of Pacific Life/1/

                 7.   Not applicable

                 8.   Fund Participation Agreement/4/

                 9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Consent of Independent Auditors/5/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/5/

                    14.  Not applicable

                    15.  Powers of Attorney/4/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

/3/ Included in Registrant's Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 21,152 Qualified

          Approximately 16,767 Non-Qualified


Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

               PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 24th day of August, 2000.

                                       SEPARATE ACCOUNT A
                                            (Registrant)
                                       By: PACIFIC LIFE INSURANCE COMPANY

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

                                       By: PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

        Signature            Title                                     Date

_________________________    Director, Chairman of the Board      August 24, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President               August 24, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President      August 24, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President      August 24, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and         August 24, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller        August 24, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer         August 24, 2000
Brian D. Klemens*

_________________________    Executive Vice President             August 24, 2000
Gerald W. Robinson*

*By: __________________________                                   August 24, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, Accession No. 0001017062-00-000578, as Exhibit 15).